Summary of Significant Accounting Policies - Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Minimum | Customer Lists
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	5 years
Minimum | Software costs
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	5 years
Maximum | Customer Lists
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	10 years
Maximum | Software costs
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	6 years